DEFERRED TAX - Disclosure Of Movements In Deferred Tax Assets And Liabilities Explanatory (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Liabilities [Roll Forward]
Deferred tax liabilities, beginning balance	$ (10.0)	$ (12.8)
Deferred tax charged/(credited) to the statement of profit or loss during the year	(10.2)	2.8
Deferred tax liabilities, ending balance	(20.2)	(10.0)
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	9.9	12.7
Deferred tax charged to the statement of profit or loss during the year	10.3	(2.8)
Deferred tax assets, ending balance	20.2	9.9
License revenue - transitional adjustment
Deferred Tax Liabilities [Roll Forward]
Deferred tax liabilities, beginning balance	(1.5)	(3.1)
Deferred tax charged/(credited) to the statement of profit or loss during the year	1.5	1.6
Deferred tax liabilities, ending balance	0.0	(1.5)
Difference allowance in excess of related depreciation
Deferred Tax Liabilities [Roll Forward]
Deferred tax liabilities, beginning balance	(2.6)	(3.2)
Deferred tax charged/(credited) to the statement of profit or loss during the year	(0.8)	0.6
Deferred tax liabilities, ending balance	(3.4)	(2.6)
Right of use assets
Deferred Tax Liabilities [Roll Forward]
Deferred tax liabilities, beginning balance	(5.9)	(6.5)
Deferred tax charged/(credited) to the statement of profit or loss during the year	(10.9)	0.6
Deferred tax liabilities, ending balance	(16.8)	(5.9)
Losses available for offsetting against future taxable profits
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	0.0	1.5
Deferred tax charged to the statement of profit or loss during the year	0.0	(1.5)
Deferred tax assets, ending balance	0.0	0.0
Difference in intangible assets amortization
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	3.3	2.8
Deferred tax charged to the statement of profit or loss during the year	(1.9)	0.5
Deferred tax assets, ending balance	1.4	3.3
Accrued expense
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	0.6	1.9
Deferred tax charged to the statement of profit or loss during the year	(0.6)	(1.3)
Deferred tax assets, ending balance	0.0	0.6
Lease liability
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	6.0	6.5
Deferred tax charged to the statement of profit or loss during the year	10.5	(0.5)
Deferred tax assets, ending balance	16.5	6.0
Cost recovery of R&D expense
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	0.0	0.0
Deferred tax charged to the statement of profit or loss during the year	2.3	0.0
Deferred tax assets, ending balance	$ 2.3	$ 0.0